Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000004445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSIMX
C000004449
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPGSX
C000004440
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSRSX
C000004450
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSSPX
C000004438
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSSEX
C000004439
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSTIX
C000033161
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSTTX
C000004441
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSUSX
Without Sales Load [Member] | C000004445
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%	(1.56%)	1.20%
Without Sales Load [Member] | C000004449
Average Annual Return [Line Items]
Average Annual Return, Percent	20.00%	14.87%	16.73%
Without Sales Load [Member] | C000004440
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96%	6.36%	5.78%
Without Sales Load [Member] | C000004450
Average Annual Return [Line Items]
Average Annual Return, Percent	17.52%	14.09%	14.46%
Without Sales Load [Member] | C000004438
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.25%)	4.97%	8.77%
Without Sales Load [Member] | C000004439
Average Annual Return [Line Items]
Average Annual Return, Percent	15.86%	7.12%	7.19%
Without Sales Load [Member] | C000033161
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%	6.85%	6.91%
Without Sales Load [Member] | C000004441
Average Annual Return [Line Items]
Average Annual Return, Percent	16.46%	13.55%	14.47%
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
GE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
GE INDEX: FTSE NAREIT EQUITY REITS TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT Equity REITs Index
Average Annual Return, Percent	2.88%	6.63%	5.70%
GE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%	6.09%	9.62%
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
GE INDEX: MSCI AC WORLD INDEX EX USA NET (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA
Average Annual Return, Percent	32.39%	7.91%	8.41%
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
GE INDEX: MSCI AC WORLD INDEX EX USA NET (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA
Average Annual Return, Percent	32.39%	7.91%	8.41%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%